CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 8,611	$ 14,421
Accounts receivable, net	930	688
Prepaid expenses and other current assets, including due from related party of $1,079 and nil, respectively	12,577	6,053
Total current assets	22,118	21,162
Property and equipment, net	603	320
Intangible assets, net	9,917	10,946
Total assets	32,638	32,428
Current liabilities:
Accounts payable, including due to related party of nil and $2,407, respectively	7,282	4,890
Accrued expenses and other current liabilities	20,957	9,891
Advanced subscription agreement, including due to related party of nil and $4,333, respectively		8,098
Debt to related parties	34	10,129
Total current liabilities	28,273	33,008
Non-current liabilities:
Convertible loan notes	8,809	6,130
Derivative liability	126,927	34,982
Long term debt, net of unamortized debt discount and debt issuance costs	26,313
Other non-current liabilities		84
Total liabilities	190,322	74,204
Shareholders' deficit:
Additional paid-in capital	146,768	104,799
Accumulated deficit	(308,678)	(146,770)
Accumulated other comprehensive income	4,067	41
Total shareholders' deficit	(157,684)	(41,776)
Total liabilities and shareholders' deficit	32,638	32,428
Common Shares
Shareholders' deficit:
Ordinary shares	89	87
B Ordinary Shares
Shareholders' deficit:
Ordinary shares	$ 70	$ 67